Equity	6 Months Ended
Jun. 30, 2021
Stockholders' Equity Note [Abstract]
Equity
20.	Equity

Ordinary shares

On September 27, 2019, the Company was authorized to issue 500,000,000 ordinary shares with a par value of $0.0001 per share. Holders of the Company’s ordinary shares are entitled to one vote for each share.

On July 10, 2018, Meten International was incorporated as limited liability company with authorized share capital of 380,000 Hong Kong dollar (“HK$”) divided into 38,000,000 shares with par value HK $0.01 each. After the incorporation of Meten International, the Founder and Pre-listing Investors subscribed 47,035 ordinary shares of Meten International at par value of HK $0.01.

In December 2018, Meten International increased its authorized share capital by creation of 500,000,000 shares with par value of US$0.0001 and issued 318,601,222 ordinary shares of US$0.0001 each, and repurchased the 47,035 existing issued ordinary shares of HK $0.01 par value each and decreased the authorized share capital by cancellation of all unissued shares of HK$0.01 each.

On March 30, 2020, the Company consummated its acquisition of Meten International and EdtechX, pursuant to the Merger Agreement. A total of 318,601,222 ordinary shares of Meten International were converted to 48,391,607 ordinary shares of the Company. A total of 1,971,505 ordinary share of EdtechX were converted to the equal shares of the Company.

Immediately prior to the Business Combination, Azimut Enterprises Holdings S.r.l. invested $20,000 in EdtechX to purchase 2,000,000 units of EdtechX, which were converted into same number of units of the Company upon closing of the merger transaction.

In connection with the Business Combination, on February 28, 2020, March 19, 2020 and March 26, 2020, three unrelated investors agreed to invest US$6,000, US$4,000 and US$6,000 to purchase shares of the Company. The $12,000 of such financing of was completed on March 30, 2020, and the remaining US$4,000 financing was terminated on April 14, 2020, as the investor failed to pay the purchase price by the agreed deadline.

In connection with the Mergers, the Company adopted a new incentive plan to replace the 2018 Plan. The Company rolled over awards granted under the 2013 Plan and 2018 Plan with the same amount and terms. As a result, options to purchase 3,050,701 of the Company’s ordinary shares were issued and outstanding on March 30, 2020. Additionally, the Company reserved for issuance pursuant to the plan one percent (1%) of the total issued and outstanding ordinary shares on the closing date (being 531,005 ordinary shares), and will reserve an additional 1% of then-outstanding shares each year for a period of four years following the first anniversary of the closing date of the Mergers.

On January 4, 2021,the Company issues 1,327,514 Ordinary Shares under the Company’s 2020 share incentive plan to Pan Yanqiong of Likeshuo, Chief Marketing Officer.

The Company offered 40,000,000 ordinary shares, par value US$0.0001 per share, pursuant to the prospectus supplement and the accompanying prospectus, at a purchase price of US$1.00 per share on May 21, 2021.

As of December 31, 2020 and June 30, 2021, there were 56,874,548 and 104,325,637 ordinary shares issued and outstanding, respectively.

Warrants

As of December 31, 2020 and June 30, 2021, there were 12,705,000 and 5,316,125 warrants outstanding, respectively. The Company’s warrants have been trading on the Nasdaq Market under the symbol “METXW” since May 27, 2020.

On January 8, 2021, the Company successfully completed a tender offer for its warrants to purchase ordinary shares at a reduced exercise price of $1.40. The offer expired at 11:59 p.m. Eastern time on January 5, 2021.

The Company raised $6,192,286.80 in gross proceeds from the cash exercise of 4,423,062 warrants of the Company as part of the tender offer. In addition, 2,629,812 warrants to purchase ordinary shares of the Company were validly tendered for cashless exercise, resulting in the issuance of 1,364,512 ordinary shares of the Company.

The Company offered its existing loyal warrant holders the opportunity to exercise their warrants at $1.40 from the initial warrant exercise price at $11.50. Approximately 55.5% of the Company’s outstanding warrants were exercised in the tender offer.

Net proceeds are anticipated to be approximately $5,730,000 after deducting information agent fees, placement agent fees and other offering expenses and are expected to primarily be used for potential acquisitions and working capital and for general corporate purposes.

On February 19, 2021, 336,001 warrants to purchase ordinary shares were validly tendered for cashless exercise, resulting in the issuance of 336,001 Ordinary Shares The exercise price of the warrants was $2.50 per share.

The Company offered 40,000,000 ordinary shares, par value US$0.0001 per share, pursuant to the prospectus supplement and the accompanying prospectus, at a purchase price of US$1.00 per share on May 21, 2021. Since the offering price per share of this offering was $1.00 per share, which was lower than the then warrant exercise price of $2.50 per share, the exercise price for outstanding warrants was reduced to $1.00 upon closing of the offering on May 21, 2021. The exercise price of the Company’s outstanding warrants will be reset to $11.50 per share on the date following which the closing price of our ordinary shares has been equal to or greater than $3.00 per share for at least twenty (20) trading days during the preceding thirty (30) trading day period, and such exercise price will no longer be subject to the “full-ratchet” anti-dilution protection.